Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2023		Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 420		$ 417
Short-term investments and deposits	172		91
Trade receivables	1,376		1,583
Inventories	1,703		2,134
Prepaid expenses and other receivables	363		323
Total current assets	4,034		4,548
Non-current assets
Deferred tax assets	152		150
Property, plant and equipment	6,329		5,969
Intangible assets	873		852
Other non-current assets	239		231
Total non-current assets	7,593		7,202
Total assets	11,627		11,750
Current liabilities
Short-term debt	858		512
Trade payables	912		1,006
Provisions	85		81
Other payables	783		1,007
Total current liabilities	2,638		2,606
Non-current liabilities
Long-term debt and debentures	1,829		2,312
Deferred tax liabilities	489		423
Long-term employee liabilities	354		402
Long-term provisions and accruals	224		234
Other	56		60
Total non-current liabilities	2,952		3,431
Total liabilities	5,590		6,037
Equity
Total shareholders’ equity	5,768	[1]	5,464
Non-controlling interests	269		249
Total equity	6,037		5,713
Total liabilities and equity	$ 11,627		$ 11,750

[1]	The examination of compliance with the financial covenants is based on the Company's consolidated financial statements. As of December 31, 2023, the Company complies with all of its financial covenants.